Note 7 - Income Taxes	9 Months Ended
Jul. 31, 2014
Notes
Note 7 - Income Taxes	NOTE 7 – INCOME TAXES No provision was made for federal income tax for the three and nine months ended July 31, 2014 and 2013, since the Company had net operating losses.